AngloGold Limited Share Incentive Scheme and Plans (Tables)	12 Months Ended
Dec. 31, 2010
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
Schedule Of Employee Stock Ownership Plan E S O P Disclosures [Text Block]
Total plan employee costs

On December 31, 2010, the Company had six stock based compensation plans which are described below.

Total compensation cost charged against income for these plans were as follows:

	2010	2009	2008
	$	$	$
Compensation cost recognized	59	41	40

At the year end, the unallocated balance of shares subject to the Share Incentive Scheme amounted to 11,398,904 (2009: 5,501,005).

Share Based Compensation Arrangement By Share Based Payment Award Options [Text Block]
A summary of time related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2010	28	146
Exercised	(27)	145

Outstanding at December 31, 2010	1	194

Exercisable at December 31, 2010	1	194

	A summary of the salient features of the time related options is presented below:

		2010		2009	2008

	Total intrinsic value of options outstanding at period end (R millions)	-	(1)	5	13
	Intrinsic value of options exercised (R millions)	5		15	15
	Weighted average remaining contractual term (years)	1		1	2

(1)	Less than R1 million.

A summary of performance related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
		exercise
	Options	price
	(000)	R
Outstanding at January 1, 2010	640	241
Exercised	(244)	240
Forfeited (terminations)	(4)	288

Outstanding at December 31, 2010	392	242

Exercisable at December 31, 2010	392	242

A summary of the salient features of the perfomance related options is presented below:

	2010	2009	2008

Total intrinsic value of options outstanding at period end (R millions)	33	42	18
Intrinsic value of options exercised (R millions)	17	49	3
Weighted average remaining contractual term (years)	3	4	5

The weighted average of all options outstanding as at December 31, 2010, is as follows:

Range of exercise prices R	Quantity of options within range (000)		Weighted average exercise price R	Weighted average contractual life Years
144 – 211	62		194	2.8
212 – 300	331		251	1.3
	393	(1)	242	1.4

(1)Represents a total of 641 time related options and 391,932 performance related options outstanding.

Share-based Compensation Arrangement by Share-based Payment Award, Bonus Share and Long Term Incentive Plan [Text Block]
For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2010	2009	2008	2007
Calculated fair value (R per share)	280.90	293.99	267.05	322.00
Vesting date (100%)	-	-	-	January 1, 2010
Vesting date (40%)	February 24, 2011	February 18, 2010	January 1, 2009	-
Vesting date (60%)	February 24, 2012	February 18, 2011	January 1, 2010	-
Vesting date (conditional 20%)	February 24, 2013	February 18, 2012	January 1, 2011	-
Expiry date	February 23, 2020	February 17, 2019	December 31, 2017	December 31, 2016

A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2010	1,296
Granted	812
Exercised	(468)
Forfeited (terminations)	(88)
Outstanding at December 31, 2010	1,552
Exercisable at December 31, 2010	451

BSP awards are issued with no exercise price.

A summary of the salient features of the BSP is presented below:

	2010	2009	2008

Total intrinsic value of awards outstanding at period end (R millions)	508	397	238
Intrinsic value of awards exercised (R millions)	146	75	28
Weighted average remaining contractual term (years)	7	7	8

For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2010	2009	2008	2007
Calculated fair value (Rand per share)	280.90	293.99	267.05	322.00
Vesting date	February 24, 2013	February 18, 2012	January 1, 2011	January 1, 2010
Expiry date	February 23, 2020	February 17, 2019	December 31, 2017	December 31, 2016

A summary of time and performance related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2010	1,264
Granted	632
Exercised	(85)
Forfeited (terminations)	(211)

Outstanding at December 31, 2010	1,600

Exercisable at December 31, 2010	85

LTIP awards are issued with no exercise price.

A summary of the salient features of the LTIP is presented below:

	2010	2009	2008

Total intrinsic value of awards outstanding at period end (R millions)	522	387	250
Intrinsic value of awards exercised (R millions)	26	22	11
Weighted average remaining contractual term (years)	7	7	8

Compensation expense related to BSP and LTIP awards recognized ($ millions)	45	27	20
As at December 31, the unrecognized compensation cost related to unvested awards of the BSP and LTIP plans amounted to ($ millions)	23	18	12
Unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately (years)	2	2	2

Share Based Compensation Arrangement By Share Based Payment Award Employee Share Ownership Plan E S O P [Text Block]
A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2010	666
Reallocated	21
Exercised	(231)
Forfeited (terminations)	(21)

Outstanding at December 31, 2010	435

Exercisable at December 31, 2010	-

A summary of the salient features of the award of free ordinary shares under ESOP to employees is presented below:

	2010	2009	2008

Total intrinsic value of awards outstanding at period end (R millions)	142	204	216
Intrinsic value of awards exercised (R millions)	72	58	14
Weighted average remaining contractual term (years)	1	2	3

The Company awarded the right to acquire approximately one AngloGold Ashanti ordinary share for every four free ordinary shares held in the rights offer finalized during July 2008. The benefit to employees was in terms of the anti-dilutive provision of the original grant and no additional compensation cost was recognized.

The Black-Scholes option-pricing model used the following assumptions, at grant date:

	2008	2007	2006
Risk-free interest rate	7.00%	7.00%	7.00%
Dividend yield	1.39%	2.06%	2.30%
Volatility factor of market share price	35.00%	33.00%	36.00%

A summary of E ordinary shares, awarded to employees, showing movement from the beginning of the year to the end of the year, is presented below:

		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2010	2,395	347
Reallocated	69	361
Forfeited (terminations)	(69)	354
Cancelled	(709)	354

Outstanding at December 31, 2010	1,686	366

Exercisable at December 31, 2010	-	-

	A summary of the salient features of the award of E ordinary shares to employees is presented below:

		2010	2009	2008

	Total intrinsic value of awards outstanding at period end (R millions) (1)	-	-	-
	Intrinsic value of awards exercised (R millions) (2)	-	-	-
	Weighted average remaining contractual term (years)	1	2	3

	Compensation expense related to the ESOP scheme recognized ($ millions)	12	12	14
	As at December 31, the unrecognized compensation cost related to unvested awards of the ESOP scheme amounted to ($ millions)	8	16	14
	Unrecognized compensation cost is expected to be recognized over the remaining scheme term of (years)	3	4	5

(1)	The options outstanding at December 31, 2010, 2009 and 2008 had no intrinsic value as the share price at year end was lower than the weighted average exercise price.
(2)	Less than R1 million.

Share Based Compensation Arrangement By Share Based Payment Award Employee Share Ownership Plan E S O P Cash Settled [Text Block]
The award of share appreciation rights to employees

A summary of share appreciation rights showing movement from the beginning of the year to the end of the year, is presented below:
		Number of Rights
		(000)
Outstanding at January 1, 2010		75
Exercised		(25)
Forfeited (terminations)		(1)
Rights outstanding at December 31, 2010		49
Rights exercisable at December 31, 2010		-

	2010	2009
	$	$

Compensation expense related to Ghana ESOP scheme recognized ($ millions)	2	2

The liability recognized in the consolidated balance sheet in respect of unexercised rights was as follows	2	1